ORGANIZATION - Ownership Interests in Natural Gas Pipeline Systems (Details) - LimitedPartnership	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
ORGANIZATION
Number of intermediate limited partnerships through which pipeline assets are owned	3	3